Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock	Additional Paid in Capital	Accumulated Other Comprehensive Income (Loss)	Statutory Reserves	Retained Earnings	Noncontrolling Interest	Total
Balance at Dec. 31, 2017	$ 28,703	$ 39,067,328	$ (1,101,270)	$ 6,461,788	$ 56,356,369	$ 8,799,460	$ 109,612,378
Balance (In Shares) at Dec. 31, 2017	28,703,242
Issuance of common stock for service	$ 150	242,850	0	0	0	0	243,000
Issuance of common stock for service (in shares)	150,000
Foreign currency translation adjustment	$ 0	0	(965,094)	0	0	15,405	(949,689)
Net (loss) income	0	0	0	0	1,976,767	(896,769)	1,079,998
Balance at Dec. 31, 2018	$ 28,853	39,310,178	(2,066,364)	6,461,788	58,333,136	7,918,096	109,985,687
Balance (In Shares) at Dec. 31, 2018	28,853,242
Issuance of common stock for service							0
Foreign currency translation adjustment	$ 0	0	(5,524,579)	0	0	29,848	(5,494,731)
Net (loss) income	0	0	0	(82,512)	(6,274,455)	(3,601,728)	(9,958,695)
Balance at Dec. 31, 2019	$ 28,853	39,310,178	(7,590,943)	6,379,276	52,058,681	4,346,216	94,532,261
Balance (In Shares) at Dec. 31, 2019	28,853,242
Issuance of common stock for private placement	$ 6,061	9,048,939	0	0	0	0	9,055,000
Issuance of common stock for private placement (in shares)	6,060,608
Exercise of 2017 warrants	$ 945	(713)	0	0	0	0	232
Exercise of 2017 warrants (in shares)	944,655
Issuance of common stock for service	$ 35	33,777	0	0	0	0	33,812
Issuance of common stock for service (in shares)	35,592
Foreign currency translation adjustment	$ 0	0	6,097,873	0	0	(205,562)	5,892,311
Appropriation of retained earnings to statutory reserve fund	0	0	0	58,230	(58,230)	0
Net (loss) income	0	0	0	0	(6,520,420)	(3,501,808)	(10,022,228)
Balance at Dec. 31, 2020	$ 35,894	$ 48,392,181	$ (1,493,070)	$ 6,437,506	$ 45,480,031	$ 638,846	$ 99,491,388
Balance (In Shares) at Dec. 31, 2020	35,894,097